Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Key Management Personnel	Remuneration of directors and key management personnel of the Company for the years ended March 31, 2023, 2022, and 2021 were as follows:
	For the years ended March 31,
	2023	2022	2021
Consulting fees charged by directors of the Company	$10,000	$52,000	$13,500
Exploration consulting fees charged by directors	$15,100	$12,000	$-
Salaries, fees and benefits	$200,000	$188,021	$148,000
Share-based payments	$600,000	$-	$292,472

Schedule of Related Party Balances	Related party balances as at March 31, 2023 and 2022 were as follows:
	March 31, 2023	March 31, 2022
Amounts due to Directors and Officers of the Company	$322,176	$5,723
Amounts due to companies controlled by directors and officers	62,700	31,200
Total	$384,876	$36,923